Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key	0000793597
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000147952
Shareholder Report [Line Items]
Fund Name	DWS ESG International Core Equity Fund
Class Name	Class A
Trading Symbol	DURAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS ESG International Core Equity Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.88%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 3.75%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
AssetsNet	$ 6,812,766
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	6,812,766
Number of Portfolio Holdings	102
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	25%
Industrials	17%
Health Care	13%
Consumer Discretionary	12%
Information Technology	8%
Consumer Staples	7%
Materials	6%
Communication Services	5%
Utilities	3%
Real Estate	2%
Energy	1%

Geographical Diversification

Country	% of Net Assets
Japan	22%
United Kingdom	12%
Germany	11%
France	10%
Switzerland	10%
Australia	8%
Sweden	5%
Denmark	4%
Netherlands	3%
Italy	2%
Other	12%

Ten Largest Equity Holdings

Holdings	21.5% of Net Assets
ASML Holding NV (Netherlands)	2.8%
Novo Nordisk A/S (Denmark)	2.7%
Allianz SE (Germany)	2.3%
Sumitomo Mitsui Financial Group, Inc. (Japan)	2.2%
Nintendo Co. Ltd. (Japan)	2.1%
BNP Paribas SA (France)	2.0%
Hermes International SCA (France)	1.9%
Diageo PLC (United Kingdom)	1.9%
Mitsubishi UFJ Financial Group, Inc. (Japan)	1.8%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.8%

C000147953
Shareholder Report [Line Items]
Fund Name	DWS ESG International Core Equity Fund
Class Name	Class C
Trading Symbol	DURCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS ESG International Core Equity Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 4.53%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.63%
AssetsNet	$ 6,812,766
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	6,812,766
Number of Portfolio Holdings	102
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	25%
Industrials	17%
Health Care	13%
Consumer Discretionary	12%
Information Technology	8%
Consumer Staples	7%
Materials	6%
Communication Services	5%
Utilities	3%
Real Estate	2%
Energy	1%

Geographical Diversification

Country	% of Net Assets
Japan	22%
United Kingdom	12%
Germany	11%
France	10%
Switzerland	10%
Australia	8%
Sweden	5%
Denmark	4%
Netherlands	3%
Italy	2%
Other	12%

Ten Largest Equity Holdings

Holdings	21.5% of Net Assets
ASML Holding NV (Netherlands)	2.8%
Novo Nordisk A/S (Denmark)	2.7%
Allianz SE (Germany)	2.3%
Sumitomo Mitsui Financial Group, Inc. (Japan)	2.2%
Nintendo Co. Ltd. (Japan)	2.1%
BNP Paribas SA (France)	2.0%
Hermes International SCA (France)	1.9%
Diageo PLC (United Kingdom)	1.9%
Mitsubishi UFJ Financial Group, Inc. (Japan)	1.8%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.8%

C000147955
Shareholder Report [Line Items]
Fund Name	DWS ESG International Core Equity Fund
Class Name	Institutional Class
Trading Symbol	DURIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS ESG International Core Equity Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 3.46%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 6,812,766
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	6,812,766
Number of Portfolio Holdings	102
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	25%
Industrials	17%
Health Care	13%
Consumer Discretionary	12%
Information Technology	8%
Consumer Staples	7%
Materials	6%
Communication Services	5%
Utilities	3%
Real Estate	2%
Energy	1%

Geographical Diversification

Country	% of Net Assets
Japan	22%
United Kingdom	12%
Germany	11%
France	10%
Switzerland	10%
Australia	8%
Sweden	5%
Denmark	4%
Netherlands	3%
Italy	2%
Other	12%

Ten Largest Equity Holdings

Holdings	21.5% of Net Assets
ASML Holding NV (Netherlands)	2.8%
Novo Nordisk A/S (Denmark)	2.7%
Allianz SE (Germany)	2.3%
Sumitomo Mitsui Financial Group, Inc. (Japan)	2.2%
Nintendo Co. Ltd. (Japan)	2.1%
BNP Paribas SA (France)	2.0%
Hermes International SCA (France)	1.9%
Diageo PLC (United Kingdom)	1.9%
Mitsubishi UFJ Financial Group, Inc. (Japan)	1.8%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.8%

C000147954
Shareholder Report [Line Items]
Fund Name	DWS ESG International Core Equity Fund
Class Name	Class S
Trading Symbol	DURSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS ESG International Core Equity Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$31	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 3.51%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 6,812,766
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	6,812,766
Number of Portfolio Holdings	102
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	25%
Industrials	17%
Health Care	13%
Consumer Discretionary	12%
Information Technology	8%
Consumer Staples	7%
Materials	6%
Communication Services	5%
Utilities	3%
Real Estate	2%
Energy	1%

Geographical Diversification

Country	% of Net Assets
Japan	22%
United Kingdom	12%
Germany	11%
France	10%
Switzerland	10%
Australia	8%
Sweden	5%
Denmark	4%
Netherlands	3%
Italy	2%
Other	12%

Ten Largest Equity Holdings

Holdings	21.5% of Net Assets
ASML Holding NV (Netherlands)	2.8%
Novo Nordisk A/S (Denmark)	2.7%
Allianz SE (Germany)	2.3%
Sumitomo Mitsui Financial Group, Inc. (Japan)	2.2%
Nintendo Co. Ltd. (Japan)	2.1%
BNP Paribas SA (France)	2.0%
Hermes International SCA (France)	1.9%
Diageo PLC (United Kingdom)	1.9%
Mitsubishi UFJ Financial Group, Inc. (Japan)	1.8%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.8%